Notes to the Balance Sheet - Summary of Non-Current Prepaid Expenses (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-Current Prepaid Expenses [Line Items]
Non-current prepaid expenses	€ 9,192,000	€ 183,000
Other Current Assets	4,059,000	1,384,000
Prepaid Expenses and Other Assets, Net of Current Portion	€ 13,250,634	€ 1,567,259